UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 27, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-141008-09

 ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-141008

 ACE Securities Corp.
 (Exact name of depositor as specified in its charter)

 DB Structured Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                     21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  CE-1                             _____    _____    __X___    ____________
  CE-2                             _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2007 a distribution was made to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: January 7, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2, relating to the December 26, 2007 distribution.



 EX-99.1


ACE Securities Corporation
Asset Backed Pass-Through Certificates



Distribution Date:       12/26/2007


ACE Securities Corporation
Asset Backed Pass-Through Certificates
Series 2007-SL2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
           A                   00443WAA2       12/24/2007            5.48313%       122,683,308.83           560,573.78
           P                   00443WAD6       11/30/2007            0.00000%               100.00             2,030.95
          CE-1                 00443WAB0       11/30/2007            0.00000%        68,783,789.36           317,419.14
          CE-2                 00443WAC8       11/30/2007            0.00000%                 0.00            26,621.59
           R                   00443WAE4       11/30/2007            0.00000%                 0.00                 0.00

Totals                                                                              191,467,198.19           906,645.46


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
           A                  1,726,079.93              0.00       120,957,228.90         2,286,653.71              0.00
           P                          0.00              0.00               100.00             2,030.95              0.00
          CE-1                        0.00              0.00        68,783,789.36           317,419.14              0.00
          CE-2                        0.00              0.00                 0.00            26,621.59              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00

Totals                        1,726,079.93              0.00       189,741,118.26         2,632,725.39              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
           A                  127,741,000.00      122,683,308.83                 0.00       1,726,079.93              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
          CE-1                 68,784,012.46       68,783,789.36                 0.00               0.00              0.00
          CE-2                          0.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00

Totals                        196,525,112.46      191,467,198.19                 0.00       1,726,079.93              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
           A                          0.00      1,726,079.93       120,957,228.90                0.94689433         1,726,079.93
           P                          0.00              0.00               100.00                1.00000000                 0.00
          CE-1                        0.00              0.00        68,783,789.36                0.99999676                 0.00
          CE-2                        0.00              0.00                 0.00                0.00000000                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      1,726,079.93       189,741,118.26                0.96548027         1,726,079.93

NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
           A                127,741,000.00          960.40667311             0.00000000           13.51234083         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
          CE-1               68,784,012.46          999.99675651             0.00000000            0.00000000         0.00000000
          CE-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
           A                  0.00000000           13.51234083           946.89433228           0.94689433           13.51234083
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          CE-1                0.00000000            0.00000000           999.99675651           0.99999676            0.00000000
          CE-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: Accretion amount also includes Net Negative Amortization, if applicable.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
           A             11/26/07 - 12/25/07    30          5.48313%    122,683,308.83          560,573.78                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          CE-1                           N/A    N/A         0.00000%     68,783,789.36                0.00                   0.00
          CE-2                           N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                          560,573.78                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
           A                          0.00                0.00         560,573.78                0.00           120,957,228.90
           P                          0.00                0.00           2,030.95                0.00                   100.00
          CE-1                        0.00                0.00         317,419.14                0.00            68,783,789.36
          CE-2                        0.00                0.00          26,621.59                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00         906,645.46                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
           A                  127,741,000.00       5.48313%             960.40667311            4.38836223            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          CE-1                 68,784,012.46       0.00000%             999.99675651            0.00000000            0.00000000
          CE-2                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
           A                    0.00000000            0.00000000           4.38836223            0.00000000           946.89433228
           P                    0.00000000            0.00000000       20309.50000000            0.00000000          1000.00000000
          CE-1                  0.00000000            0.00000000           4.61472265            0.00000000           999.99675651
          CE-2                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                3,353,462.95
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   408,359.27
     Gains & Subsequent Recoveries (Realized Losses)                                                   (702,611.93)
     Prepayment Penalties                                                                                  2,030.95
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         3,061,241.24

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                 334,107.84
     Total Administration Fees                                                                            94,408.01
     Payment of Interest and Principal                                                                 2,632,725.39
Total Withdrawals (Pool Distribution Amount)                                                           3,061,241.24

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     53,156.21
Credit Risk Management Fee - Clayton Fixed Income                                         2,154.01
Insurance Policy Premium - Assured Guaranty Corp.                                        32,715.55
Master Servicing Fee - Wells Fargo Bank, N.A.                                             6,382.24
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                94,408.01

*Servicer Payees include: GMAC MORTGAGE, LLC; OCWEN LOAN SERVICING, LLC





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
              Reserve Fund - Wells Fargo Bank, N.A.            1,000.00                0.00              0.00           1,000.00
                        Supplemental Interest Trust                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

     Cap Contract - Bear Stearns Financial Products                                    0.00              0.00               0.00
   Swap Agreement - Bear Stearns Financial Products                                    0.00              0.00               0.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                           10.664810
 Weighted Average Net Rate                                              10.331658
 Weighted Average Pass-Through Rate                                     10.278157
 Weighted Average Remaining Term                                              213
 Principal And Interest Constant                                     1,854,389.11
 Beginning Loan Count                                                       3,277
 Loans Paid in Full                                                            28
 Ending Loan Count                                                          3,249
 Beginning Scheduled Balance                                       191,467,198.19
 Ending Scheduled Balance                                          189,741,118.26
 Actual Ending Collateral Balance                                  189,850,632.24
 Scheduled Principal                                                    85,271.62
 Unscheduled Principal                                               1,640,808.32
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  1,769,117.49
 Servicing Fees                                                         53,156.21
 Master Servicing Fees                                                   6,382.24
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               2,154.01
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        1,707,425.03
 Realized Loss Amount                                                  702,611.93
 Cumulative Realized Loss                                              702,611.93
 Percentage of Cumulative Losses                                           0.3575
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          2,030.95
 Prepayment Penalty Paid Count                                                  4
 Special Servicing Fee                                                       0.00


                                    Additional Reporting - Deal Level



                                              Cash Reporting
Net Monthly Excess Cashflow                                                                    317,419.14


                                         Informational Reporting
Three-Month Rolling Delinquency Average                                                         9.788676%
One-Month LIBOR                                                                                 4.783130%
Credit Enhancement Percentage                                                                  36.251441%


                                           Structural Reporting
Overcollateralization Increase Amount                                                                0.00
Overcollateralization Amount                                                                68,783,789.36
Overcollateralization Deficiency Amount                                                              0.00
Overcollateralization Reduction Amount                                                               0.00
Required Overcollateralization Amount                                                       68,783,789.36
Extraordinary Trust Fund Expenses                                                                    0.00
Relief Act Interest Shortfalls                                                                       0.00


                                         Trigger Event Reporting
Optional Termination Date                                                                              NO
Delinquency Trigger
     Trigger Result                                                                                  Fail
     Threshold Value                                                                           10.000000%
     Calculated Value                                                                          12.557498%
Cumulative Loss Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            7.000000%
     Calculated Value                                                                           0.339170%
Stepdown Occured                                                                                       NO
Trigger Event Occured                                                                                  NO


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        7                    0                   0                    7
                                 232,096.70           0.00                0.00                 232,096.70

30 Days      111                 1                    0                   0                    112
             7,915,755.79        51,487.40            0.00                0.00                 7,967,243.19

60 Days      89                  2                    0                   0                    91
             6,056,107.34        76,426.30            0.00                0.00                 6,132,533.64

90 Days      68                  1                    0                   0                    69
             5,815,527.79        32,995.51            0.00                0.00                 5,848,523.30

120 Days     60                  1                    1                   0                    62
             4,671,655.05        42,405.11            74,871.26           0.00                 4,788,931.42

150 Days     66                  1                    2                   0                    69
             5,245,237.76        24,683.52            419,460.38          0.00                 5,689,381.66

180+ Days    14                  1                    1                   0                    16
             1,229,073.20        50,984.58            126,235.02          0.00                 1,406,292.80

Totals       408                 14                   4                   0                    426
             30,933,356.93       511,079.12           620,566.66          0.00                 32,065,002.71

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.215451%            0.000000%           0.000000%            0.215451%
                                 0.122252%            0.000000%           0.000000%            0.122252%

30 Days      3.416436%           0.030779%            0.000000%           0.000000%            3.447215%
             4.169465%           0.027120%            0.000000%           0.000000%            4.196585%

60 Days      2.739304%           0.061557%            0.000000%           0.000000%            2.800862%
             3.189933%           0.040256%            0.000000%           0.000000%            3.230189%

90 Days      2.092952%           0.030779%            0.000000%           0.000000%            2.123730%
             3.063212%           0.017380%            0.000000%           0.000000%            3.080592%

120 Days     1.846722%           0.030779%            0.030779%           0.000000%            1.908279%
             2.460700%           0.022336%            0.039437%           0.000000%            2.522473%

150 Days     2.031394%           0.030779%            0.061557%           0.000000%            2.123730%
             2.762823%           0.013002%            0.220942%           0.000000%            2.996767%

180+ Days    0.430902%           0.030779%            0.030779%           0.000000%            0.492459%
             0.647390%           0.026855%            0.066492%           0.000000%            0.740736%

Totals       12.557710%          0.430902%            0.123115%           0.000000%            13.111727%
             16.293523%          0.269201%            0.326871%           0.000000%            16.889595%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     408,359.27



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                           Current
                                Original $        Original %            Current $         Current %          Class%   Prepayment%

Class R                      68,784,112.46      35.00016441%        68,783,889.36      36.25144091%       0.000000%      0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure





                       180+ Delinquency Summary

                                Summary

               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans              Actual       Balance(%)
                                           Balance($)
    180  -      209            16        1,406,292.80            0.741
              Total            16        1,406,292.80            0.741

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).



                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      1                  Jan-07            0.000%
     Original Principal Balance        75,000.00                  Feb-07            0.000%
     Current Actual Balance            74,871.26                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Foreclosure Total                                        May-07            0.000%
     Loans in Foreclosure                      4                  Jun-07            0.000%
     Original Principal Balance       621,100.00                  Jul-07            0.000%
     Current Actual Balance           620,566.66                  Aug-07            0.000%
                                                                  Sep-07            0.197%
                                                                  Oct-07            0.450%
                                                                  Nov-07            0.490%
                                                                  Dec-07            0.327%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0114553921         Dec-2007        01-Oct-2006             NH             100.00         75,000.00
       Summary              0114760462         Oct-2007        01-Mar-2007             CA              95.00        306,000.00
       Summary              0115007943         Oct-2007        01-Apr-2007             CA             100.00        113,800.00
       Summary              0115258768         Sep-2007        01-Mar-2007             CA              99.99        126,300.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0114553921        74,871.26       01-Jun-2007              4         14.000%             4,258.79
       Summary               0114760462       305,687.15       01-May-2007              5         11.250%            13,904.87
       Summary               0115007943       113,773.23       01-May-2007              5         12.875%             5,946.29
       Summary               0115258768       126,235.02       01-Apr-2007              6         12.500%             6,398.20


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                  Jan-07            0.000%
     Original Principal Balance       112,350.00                  Feb-07            0.000%
     Current Actual Balance           111,862.28                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Bankruptcy Total                                         May-07            0.000%
     Loans in Bankruptcy                      14                  Jun-07            0.000%
     Original Principal Balance       512,460.00                  Jul-07            0.000%
     Current Actual Balance           511,079.12                  Aug-07            0.093%
                                                                  Sep-07            0.178%
                                                                  Oct-07            0.156%
                                                                  Nov-07            0.268%
                                                                  Dec-07            0.269%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0114554193       Nov-2007    01-Dec-2006           AL             100.00         17,000.00
        Summary               0114669187       Nov-2007    01-Mar-2007           AZ             100.00         52,000.00
        Summary               0114784803       Nov-2007    01-Nov-2006           NJ              90.00         42,500.00
        Summary               0114785499       Oct-2007    01-Oct-2006           KY             100.00         24,780.00
        Summary               0114785872       Sep-2007    01-Sep-2006           MI             100.00         47,380.00
        Summary               0114946615       Nov-2007    01-May-2007           GA              99.98         33,000.00
        Summary               0114987075       Nov-2007    01-Mar-2007           IL             100.00         17,850.00
        Summary               0115001839       Dec-2007    01-Apr-2007           MI             100.00         24,600.00
        Summary               0115149010       Sep-2007    01-Apr-2007           MO             100.00         51,000.00
        Summary               0115258646       Oct-2007    01-Dec-2006           FL              90.91         36,000.00
        Summary               0115258734       Dec-2007    01-Feb-2007           GA             100.00         30,000.00
        Summary               0115258932       Dec-2007    01-Mar-2007           NJ              95.00         57,750.00
        Summary               0115259213       Nov-2007    01-Feb-2007           CA             100.00         51,600.00
        Summary               0115262119       Dec-2007    01-Apr-2007           MI             100.00         27,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0114554193          16,903.88    01-Nov-2007           0           10.000%            272.22
       Summary              0114669187          51,883.08    01-Aug-2007           2           10.875%          1,824.35
       Summary              0114784803          42,405.11    01-Jun-2007           4           12.275%          2,106.88
       Summary              0114785499          24,683.52    01-May-2007           5           10.850%          1,079.15
       Summary              0114785872          47,215.31    01-Oct-2007           0           12.950%            992.17
       Summary              0114946615          32,995.51    01-Jul-2007           3           14.000%          1,875.80
       Summary              0114987075          17,795.15    01-Nov-2007           0           11.375%            327.92
       Summary              0115001839          24,543.22    01-Aug-2007           2            9.875%            781.14
       Summary              0115149010          50,984.58    01-Apr-2007           6           11.750%          2,424.35
       Summary              0115258646          35,929.08    01-Nov-2007           0           14.750%            862.98
       Summary              0115258734          29,936.32    01-Dec-2007         (1)           14.000%            340.85
       Summary              0115258932          57,382.74    01-Nov-2007           0            7.875%            722.81
       Summary              0115259213          51,487.40    01-Sep-2007           1           12.375%          1,551.25
       Summary              0115262119          26,934.22    01-Nov-2007           0           11.875%            518.80

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                          11         668,176.21        702,611.93             0.370%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term
      Summary               0113693588           83,000.00          12.500%              FL          100.00              180
      Summary               0114364910           58,600.00          12.500%              NV          100.00              180
      Summary               0114637909           65,780.00           9.875%              MN          100.00              180
      Summary               0114784717           67,650.00          14.450%              AZ           94.00              180
      Summary               0114784990           93,900.00          12.375%              NV          100.00              180
      Summary               0114785446           52,800.00          11.750%              FL          100.00              180
      Summary               0114785521           19,500.00          13.750%              FL           90.00              180
      Summary               0114785707           26,250.00          12.375%              AZ           90.00              180
      Summary               0114785887           74,000.00          12.750%              MA          100.00              180
      Summary               0115104683           88,000.00          11.900%              AZ          100.00              180
      Summary               0115120685           39,600.00          10.990%              OR          100.00              180


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)
      Summary               0113693588          82,891.57         87,220.08          87,220.08
      Summary               0114364910          58,554.55         61,653.25          61,653.25
      Summary               0114637909          65,719.98         68,410.83          68,410.83
      Summary               0114784717          67,581.35         71,695.40          71,695.40
      Summary               0114784990          93,698.17         98,526.19          98,526.19
      Summary               0114785446          52,642.22         55,247.05          55,247.05
      Summary               0114785521          19,476.77         20,664.22          20,664.22
      Summary               0114785707          26,200.12         27,611.61          27,611.61
      Summary               0114785887          73,851.37         77,795.36          77,795.36
      Summary               0115104683          87,974.26         92,335.95          92,335.95
      Summary               0115120685          39,585.85         41,451.99          41,451.99

                                                   Realized Loss Report - Collateral



Summary



   MDR                                                                SDA
      Current Month                        0.348%                     Current Month                                19.991%
      3 Month Average                      0.116%                     3 Month Average                               6.664%
      12 Month Average                     0.000%                     12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                                 SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month               Current           12mo Avg.


         Jan-2007             N/A             N/A                        Jan-2007                N/A                   N/A
         Feb-2007             N/A             N/A                        Feb-2007                N/A                   N/A
         Mar-2007             N/A             N/A                        Mar-2007                N/A                   N/A
         Apr-2007             N/A             N/A                        Apr-2007                N/A                   N/A
         May-2007             N/A             N/A                        May-2007                N/A                   N/A
         Jun-2007             N/A             N/A                        Jun-2007                N/A                   N/A
         Jul-2007             N/A             N/A                        Jul-2007                N/A                   N/A
         Aug-2007          0.000%             N/A                        Aug-2007             0.000%                   N/A
         Sep-2007          0.000%             N/A                        Sep-2007             0.000%                   N/A
         Oct-2007          0.000%             N/A                        Oct-2007             0.000%                   N/A
         Nov-2007          0.000%             N/A                        Nov-2007             0.000%                   N/A
         Dec-2007          0.348%             N/A                        Dec-2007            19.991%                   N/A

   *The text reported in the above table is presented                 *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The             graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at             monthly bond remittance report can be viewed online at
   www.ctslink.com.                                                   www.ctslink.com.




   CDR                                                                Loss Severity
      Current Month                        4.100%                     Current Month (Cumulative)                  105.154%
      3 Month Average                      1.367%                     3 Month Average (Cumulative)                 35.051%
      12 Month Average                     0.000%                     12 Month Average (Cumulative)                    N/A


                  CDR: Current vs. 12mo Average*                  Loss Severity: Curr Month(Cum) vs. 12mo Avg.(Cum) Severity*
         Month            Current        12mo Avg.                       Month               Current           12mo Avg.


         Jan-2007             N/A             N/A                        Jan-2007                N/A                   N/A
         Feb-2007             N/A             N/A                        Feb-2007                N/A                   N/A
         Mar-2007             N/A             N/A                        Mar-2007                N/A                   N/A
         Apr-2007             N/A             N/A                        Apr-2007                N/A                   N/A
         May-2007             N/A             N/A                        May-2007                N/A                   N/A
         Jun-2007             N/A             N/A                        Jun-2007                N/A                   N/A
         Jul-2007             N/A             N/A                        Jul-2007                N/A                   N/A
         Aug-2007          0.000%             N/A                        Aug-2007             0.000%                   N/A
         Sep-2007          0.000%             N/A                        Sep-2007             0.000%                   N/A
         Oct-2007          0.000%             N/A                        Oct-2007             0.000%                   N/A
         Nov-2007          0.000%             N/A                        Nov-2007             0.000%                   N/A
         Dec-2007          4.100%             N/A                        Dec-2007           105.154%                   N/A

   *The text reported in the above table is presented                 *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The             graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at             monthly bond remittance report can be viewed online at
   www.ctslink.com.                                                   www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3
Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  18         980,620.00         973,862.83          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00         11       669,080.00      666,764.85           864.03


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0113693588            FL             100.00       01-Dec-2006         83,000.00         82,705.98
       Summary               0114364910            NV             100.00       01-Feb-2007         58,600.00         58,426.20
       Summary               0114554356            IL             100.00       01-Dec-2006         29,400.00         29,293.02
       Summary               0114637909            MN             100.00       01-Mar-2007         65,780.00         65,469.83
       Summary               0114727696            CA             100.00       01-Mar-2007         85,000.00         84,752.37
       Summary               0114729676            CA             100.00       01-Mar-2007         77,000.00         76,781.79
       Summary               0114770247            LA             100.00       01-Apr-2007         24,740.00         24,671.76
       Summary               0114784691            GA             100.00       01-Nov-2006         63,000.00         62,624.02
       Summary               0114784717            AZ              94.00       01-Nov-2006         67,650.00         67,481.81
       Summary               0114784990            NV             100.00       01-Nov-2006         93,900.00         93,475.89
       Summary               0114785124            TX             100.00       01-Nov-2006         83,000.00         82,541.74
       Summary               0114785180            GA              95.00       01-Nov-2006         48,300.00         48,087.72
       Summary               0114785288            WA              95.00       29-Oct-2006         12,150.00         12,074.98
       Summary               0114785446            FL             100.00       01-Oct-2006         52,800.00         52,497.21
       Summary               0114785508            IL              94.00       01-Oct-2006         49,000.00         46,431.40
       Summary               0114785521            FL              90.00       01-Oct-2006         19,500.00         19,443.23
       Summary               0114785697            PA              87.00       01-Oct-2006         10,000.00          9,956.34
       Summary               0114785707            AZ              90.00       01-Oct-2006         26,250.00         26,138.57
       Summary               0114785887            MA             100.00       01-Sep-2006         74,000.00         73,689.60
       Summary               0114826719            CA             100.00       01-Apr-2007        245,000.00        244,183.47
       Summary               0114841966            FL             100.00       01-Mar-2007         31,980.00         31,767.62
       Summary               0115104683            AZ             100.00       01-Apr-2007         88,000.00         87,758.90
       Summary               0115120685            OR             100.00       01-Apr-2007         39,600.00         39,467.88
       Summary               0115258550            OR              95.00       01-Mar-2007         29,550.00         29,509.80
       Summary               0115258583            VA              95.00       01-Mar-2007         17,700.00         17,670.18
       Summary               0115258584            OR              94.97       01-Apr-2007         36,300.00         36,105.77
       Summary               0115258702            AZ              90.00       01-Apr-2007         14,500.00         14,460.00
       Summary               0115259042            TX             100.00       01-Apr-2007         36,000.00         35,182.72
       Summary               0115259223            CO              89.73       01-Mar-2007         88,000.00         87,294.49


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0113693588             Liquidation           5             12.500%             180              12
       Summary              0114364910             Liquidation           5             12.500%             180              10
       Summary              0114554356       Loan Paid in Full           0             12.375%             360              12
       Summary              0114637909             Liquidation           5              9.875%             180               9
       Summary              0114727696       Loan Paid in Full           0             12.125%             180               9
       Summary              0114729676       Loan Paid in Full           0             12.250%             180               9
       Summary              0114770247       Loan Paid in Full           1             11.875%             360               8
       Summary              0114784691       Loan Paid in Full           0             10.440%             180              13
       Summary              0114784717             Liquidation           5             14.450%             180              13
       Summary              0114784990             Liquidation           5             12.375%             180              13
       Summary              0114785124       Loan Paid in Full          (1)            15.000%             360              13
       Summary              0114785180       Loan Paid in Full           0             11.875%             180              13
       Summary              0114785288       Loan Paid in Full           0             12.275%             180              13
       Summary              0114785446             Liquidation           5             11.750%             180              14
       Summary              0114785508       Loan Paid in Full          (1)            10.000%             180              14
       Summary              0114785521             Liquidation           5             13.750%             180              14
       Summary              0114785697       Loan Paid in Full           0             12.250%             180              14
       Summary              0114785707             Liquidation           5             12.375%             180              14
       Summary              0114785887             Liquidation           5             12.750%             180              15
       Summary              0114826719       Loan Paid in Full           2             11.000%             240               8
       Summary              0114841966       Loan Paid in Full          (1)            10.250%             180               9
       Summary              0115104683             Liquidation           5             11.900%             180               8
       Summary              0115120685             Liquidation           5             10.990%             180               8
       Summary              0115258550       Loan Paid in Full           0             15.500%             360               9
       Summary              0115258583       Loan Paid in Full           0             17.375%             360               9
       Summary              0115258584       Loan Paid in Full           0             13.000%             360               8
       Summary              0115258702       Loan Paid in Full           0             11.875%             360               8
       Summary              0115259042       Loan Paid in Full          (1)             9.875%             180               8
       Summary              0115259223       Loan Paid in Full           0              7.250%             180               9


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       4            119,114.76               2,030.95                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived
        Summary           0113756766    09/20/2007              0.00             (85.26)               0.00
        Summary           0114770247    11/26/2007         24,679.64            1,171.57               0.00
        Summary           0114784691    11/16/2007         62,652.41              626.81               0.00
        Summary           0114841966    11/19/2007         31,782.71              317.83               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.857%       Current Month              9.817%        Current Month                 478.662%
     3 Month Average          0.649%       3 Month Average            7.472%        3 Month Average               406.323%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007       5.507%           N/A                          Aug-2007     437.588%           N/A
         Sep-2007       9.878%           N/A                          Sep-2007     677.751%           N/A
         Oct-2007       9.224%           N/A                          Oct-2007     558.121%           N/A
         Nov-2007       3.374%           N/A                          Nov-2007     182.186%           N/A
         Dec-2007       9.817%           N/A                          Dec-2007     478.662%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.000             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999             1          225,045.52            0.119
     6.000    6.499             3          221,288.91            0.117
     6.500    6.999            12          745,344.01            0.393
     7.000    7.499            32        1,821,585.66            0.960
     7.500    7.999           106        5,238,275.09            2.761
     8.000    8.499           133        6,781,601.57            3.574
     8.500    8.999           192        9,561,842.24            5.039
     9.000    9.499           129        6,148,275.08            3.240
     9.500    9.999           230       12,752,755.92            6.721
    10.000   10.499           198       11,512,633.80            6.068
    10.500   10.999           429       26,426,983.37           13.928
    11.000   11.499           423       26,700,776.73           14.072
    11.500   11.999           509       32,885,607.98           17.332
    12.000   12.499           255       15,505,135.46            8.172
    12.500   12.999           262       15,698,310.16            8.274
    13.000   13.499            84        4,777,561.07            2.518
    13.500   13.999           115        5,788,420.29            3.051
    14.000   14.499            60        3,240,952.38            1.708
    14.500   14.999            37        1,836,603.97            0.968
    15.000   15.499             9          418,482.95            0.221
    15.500   15.999             7          447,036.11            0.236
    16.000   16.499             4          244,532.61            0.129
    16.500   16.999             7          337,491.75            0.178
    17.000   17.499             3           86,924.09            0.046
    17.500   17.999             7          279,132.92            0.147
    18.000   18.499             1           37,562.69            0.020
    18.500   18.999             1           20,955.93            0.011
    19.000   19.499             0                0.00            0.000
    19.500   19.999             0                0.00            0.000
 >= 20.000                      0                0.00            0.000
              Total         3,249      189,741,118.26          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
August 20, 2007

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in August 2007.

Record Date
With respect to each Distribution Date and the Class A Certificates, the Business Day immediately preceding such
Distribution Date for so long as such Certificates are Book-Entry Certificates. With respect to each Distribution
Date and any other Class of Certificates, including any Definitive Certificates, the last day of the calendar month immediately preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to any Distribution Date and the GMAC Mortgage Loans, by 12:00 p.m. New York time on the 18th day of the month in which such Distribution Date occurs; provided that if such 18th day of a given month is not a
Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such
18th day. With respect to any Distribution Date and the Ocwen Mortgage Loans, by 12:00 p.m. New York time on the
22nd day of each month in which such Distribution Date occurs; provided that if such 22nd day of a given month is not a Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such 22nd day.

Interest Determination Date
With respect to the Class A Certificates, REMIC I Regular Interests and REMIC II Regular Interests (other than
REMIC II Regular Interest P) and any Interest Accrual Period therefor, the second London Business Day preceding the commencement of such Interest Accrual Period.

Determination Date
With respect to each Distribution Date, the 15th day of the calendar month in which such Distribution Date occurs, or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day. The Determination
Date for purposes of Article X hereof shall mean the 15th day of the month, or if such 15th day is not a Business
Day, the first Business Day following such 15th day.

Business Day
Any day other than (i) a Saturday, a Sunday or (ii) a day on which the New York Stock Exchange or the Federal
Reserve is closed or the banking or savings and loan institutions in the States of New York, Maryland, Minnesota,
Florida, Iowa, Texas, Pennsylvania or in the city in which the Corporate Trust Office of the Trustee is located, are authorized or obligated by law, executive order or governmental decree to be closed.

